Post-employment Benefits (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Total liabilities or partially covered	R$ 10,764,057	R$ 11,893,783
Fair value of the plan assets	(10,866,333)	(11,289,509)
Plan coverage status	(102,276)	604,274
Unrecognized asset	1,260,644	879,543
Total	1,158,368	R$ 1,483,817
Unified Plan [Member]
Disclosure of defined benefit plans [line items]
Total liabilities or partially covered	5,468,000
Fair value of the plan assets	(6,324,954)
Plan coverage status	(856,954)
Unrecognized asset	856,954
Total	0
Plan III [Member]
Disclosure of defined benefit plans [line items]
Total liabilities or partially covered	3,947,761
Fair value of the plan assets	(4,351,451)
Plan coverage status	(403,690)
Unrecognized asset	403,690
Total	0
Assistance Plan [Member]
Disclosure of defined benefit plans [line items]
Total liabilities or partially covered	1,348,296
Fair value of the plan assets	(189,928)
Plan coverage status	1,158,368
Unrecognized asset	0
Total	R$ 1,158,368